Business Changes and Developments (Details) (USD $) In Billions, except Per Share data	6 Months Ended		12 Months Ended
	Jun. 30, 2011 Approved Repurchase Program Period Start in 2011 [Member]	Jun. 30, 2011 Repurchase Program Authorized Period of 2011 [Member]	Dec. 31, 2010 Approved Repurchase Program Period Start in 2007 [Member]	Mar. 18, 2011 Common stock [Member]	Dec. 31, 2010 Common stock [Member]
Business Changes and Developments (Numeric)
Dividends Payable, Amount Per Share				$ 0.25	$ 0.05
Stock Repurchase Program, Authorized Amount	$ 15.0	$ 8.0	$ 10.0